Investment in associate (Q3) (Tables)	9 Months Ended
Apr. 30, 2025
Investment in associate [Abstract]
Summarized balance sheet
Summarized balance sheet

April 30, 2025
ASSETS
Cash	$1
Due from related parties	70,040
Prepaid expenses	40,000
Start-up costs, net	105,589
Total assets	$215,630
LIABILITIES
Accounts payable and accrued liabilities	$246,808
Convertible notes	1,267,425
Total liabilities	$1,514,233

Summarized statement of loss
Summarized statement of loss

November 6, 2024 to April 30, 2025
Operating expenses
Consulting expenses	$620,000
General and administrative expenses	8,015
Guaranteed payments	160,008
Legal and professional fees	6,143
Travel	1,230
Amortization	1,763
Total operating expenses	(797,159)
Interest expenses	(14,150)
Net loss	$(811,309)

Continuity of the Company's Investment in Associate
A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(405,654)
Balance as at April 30, 2025	$814,346